UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

         Date of reporting period: AUGUST 1, 2004 THROUGH JULY 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO
LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                    8 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                    9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (2/1/05)      (7/31/05)     JULY 31, 2005
--------------------------------------------------------------------------------
Class A Actual                   $1,000.00     $1,011.60     $3.20
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00      1,021.62      3.21
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00      1,012.10      2.75
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00      1,022.07      2.76

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class A           0.64%
---------------------------
Class Y           0.55
--------------------------------------------------------------------------------


                    10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS July 31, 2005
                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--16.1%
--------------------------------------------------------------------------------
Barclays Bank plc, New York:
3.19%, 8/12/05                                $ 8,000,000         $    8,000,000
3.245%, 8/26/05                                 4,000,000              4,000,000
3.34%, 9/14/05                                 15,000,000             15,000,000
3.36%, 9/16/05                                 10,000,000             10,000,000
--------------------------------------------------------------------------------
BNP Paribas, New
York, 3.52%,
10/13/05                                       30,000,000             30,000,000
--------------------------------------------------------------------------------
Citibank NA:
3.23%, 8/23/05                                 20,000,000             20,000,000
3.24%, 8/25/05                                 26,000,000             26,000,000
--------------------------------------------------------------------------------
Deutsche Bank,
New York, 3.51%,
10/11/05                                       20,000,000             20,000,000
--------------------------------------------------------------------------------
Dexia Credit Local,
New York, 3.19%,
8/12/05                                        25,000,000             25,000,000
--------------------------------------------------------------------------------
M & I Marshall
& Ilsley Bank,
3.433%, 9/29/05                                20,000,000             19,999,675
--------------------------------------------------------------------------------
Nordea Bank Finland
plc, NY Branch,
3.27%, 9/2/05                                  20,000,000             20,000,000
--------------------------------------------------------------------------------
Suntrust Bank,
3.38%, 8/31/05                                 50,000,000             50,000,000
--------------------------------------------------------------------------------
Svenska
Handelsbanken NY:
3.165%, 8/10/05                                10,000,000             10,000,000
3.39%, 9/8/05                                  21,000,000             21,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
3.365%, 9/23/05                                20,000,000             20,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA, 3.19%,
8/11/05                                        20,000,000             20,000,000
                                                                  --------------
Total Certificates of Deposit
(Cost $318,999,675)                                                  318,999,675

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--17.9%
--------------------------------------------------------------------------------
AB SPINTAB:
3.54%, 10/20/05                                25,000,000             24,803,333
3.56%, 10/13/05                                25,000,000             24,819,528
--------------------------------------------------------------------------------
Barclays US Funding
Corp., 3.22%, 8/24/05                          27,000,000             26,944,455

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Dexia Delaware LLC,
3.515%, 10/13/05 1                            $10,670,000         $   10,593,948
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
3.155%, 8/5/05                                 15,000,000             14,994,742
3.57%, 10/18/05                                 8,100,000              8,037,347
3.57%, 10/27/05                                20,000,000             19,827,450
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
3.22%, 8/23/05 1                               13,700,000             13,673,041
--------------------------------------------------------------------------------
HBOS Treasury
Services, 3.435%,
10/3/05                                        15,000,000             14,909,831
--------------------------------------------------------------------------------
LaSalle Bank NA,
3.26%, 8/17/05                                 25,000,000             25,000,000
--------------------------------------------------------------------------------
Nationwide
Building Society:
3.51%, 10/14/05 1                              15,000,000             14,891,775
3.56%, 10/25/05 1                              17,000,000             16,857,106
3.60%, 10/28/05 1                              27,600,000             27,357,120
--------------------------------------------------------------------------------
Nordea North
America, Inc.:
3.21%, 8/25/05                                 22,500,000             22,451,850
3.405%, 9/28/05                                14,500,000             14,420,455
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB,
3.40%, 9/9/05 1                                20,000,000             19,926,333
--------------------------------------------------------------------------------
Societe Generale
North America,
3.27%, 9/6/05                                  35,200,000             35,084,896
--------------------------------------------------------------------------------
Standard Federal
Bank, 3.48%, 10/3/05                            9,000,000              8,999,922
--------------------------------------------------------------------------------
Westpac Trust
Securities NZ Ltd.,
3.55%, 10/20/05                                12,950,000             12,847,839
                                                                  --------------
Total Direct Bank Obligations
(Cost $356,440,971)                                                  356,440,971

--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.5%
--------------------------------------------------------------------------------
Chase Manhattan
Bank, guaranteeing
commercial paper of
NATC California LLC,
3.55%, 10/18/05
(Cost $9,923,083)                              10,000,000              9,923,083


                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--65.3%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--21.4%
Cable Beach, LP,
3.576%, 10/14/05 1                            $17,000,000         $   16,875,039
--------------------------------------------------------------------------------
FCAR Owner Trust I,
3.37%, 9/19/05                                 13,725,000             13,662,044
--------------------------------------------------------------------------------
FCAR Owner Trust II:
3.39%, 9/14/05                                 17,000,000             16,929,563
3.53%, 10/6/05                                 15,000,000             14,902,925
--------------------------------------------------------------------------------
Gemini Securitization
Corp., 3.27%, 8/19/05 1                        15,000,000             14,975,475
--------------------------------------------------------------------------------
Gotham Funding Corp.:
3.33%, 8/1/05 1                                 2,000,000              2,000,000
3.33%, 8/2/05 1                                30,745,000             30,742,158
3.45%, 9/19/05 1                                2,600,000              2,587,791
--------------------------------------------------------------------------------
GOVCO, Inc.:
3.19%, 8/18/05 1                               16,000,000             15,975,898
3.30%, 8/1/05 1                                33,500,000             33,500,000
3.60%, 10/28/05 1                              10,000,000              9,912,000
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
3.17%, 8/8/05 1                                 7,500,000              7,495,377
3.18%, 8/10/05 1                               15,000,000             14,988,075
3.225%, 8/22/05 1                               1,810,000              1,806,595
3.48%, 10/6/05 1                               17,679,000             17,565,236
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
3.42%, 9/20/05 1                               20,000,000             19,905,000
3.46%, 9/1/05 1                                11,129,000             11,097,375
3.60%, 10/17/05 1                              15,000,000             14,884,500
--------------------------------------------------------------------------------
New Center Asset
Trust, 3.27%, 8/24/05                          25,000,000             24,947,931
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC, 3.22%,
8/15/05 1                                      48,000,000             47,939,893
--------------------------------------------------------------------------------
Solitaire Funding LLC:
3.34%, 9/16/05 1                               10,000,000              9,957,322
3.35%, 9/8/05 1                                26,970,000             26,874,631
--------------------------------------------------------------------------------
Thornburg Mortgage
Capital Resources:
3.33%, 8/19/05 1                               15,000,000             14,975,025
3.445%, 8/22/05 1                              10,000,000              9,979,904

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Victory Receivables Corp.:
3.155%, 8/5/05 1                              $15,000,000         $   14,994,742
3.31%, 8/11/05 1                               12,798,000             12,786,233
3.38%, 9/21/05 1                                3,760,000              3,741,996
                                                                  --------------
                                                                     426,002,728

--------------------------------------------------------------------------------
BEVERAGES--0.4%
Beverage South LLC,
Series 2004, 3.53%,
8/4/05 2                                        6,900,000              6,900,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--12.7%
Banc of America
Securities LLC,
3.35%, 8/1/05 2                                50,000,000             50,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
3.15%, 8/8/05                                   5,000,000              4,996,938
3.40%, 9/26/05                                 30,000,000             29,841,956
3.55%, 10/17/05                                17,000,000             16,870,918
--------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc., 3.13%, 8/3/05                            30,000,000             29,994,783
--------------------------------------------------------------------------------
First Clearing LLC,
3.44%, 3/6/06 2                                24,750,000             24,750,000
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
3.38%, 10/31/05 2,3                            20,000,000             20,000,000
3.39%, 8/6/05 2,3                              20,000,000             20,000,000
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 3.375%,
12/15/05 2                                     35,000,000             35,000,000
--------------------------------------------------------------------------------
Morgan Stanley,
3.28%, 8/18/05                                 20,000,000             19,969,022
                                                                  --------------
                                                                     251,423,617

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.6%
Bank of America Corp.:
3.54%, 10/19/05                                11,000,000             10,914,548
3.59%, 10/24/05                                40,000,000             39,664,933
                                                                  --------------
                                                                      50,579,481


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
Mississippi Business
Finance Corp. Revenue
Bonds, Shuqualak
Lumber Project,
Series 2003, 3.53%,
8/4/05 2                                      $ 2,800,000         $    2,800,000
--------------------------------------------------------------------------------
Warrior Roofing
Manufacturing of
Georgia LLC, Series
2004, 3.58%, 8/4/05 2                           4,000,000              4,000,000
                                                                  --------------
                                                                       6,800,000

--------------------------------------------------------------------------------
CONSUMER FINANCE--2.5%
American Express
Credit Corp.,
3.15%, 8/8/05                                  50,000,000             49,969,375
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
General Electric
Capital Corp.:
3.38%, 9/26/05                                 20,000,000             19,894,844
3.58%, 10/26/05                                28,800,000             28,553,696
--------------------------------------------------------------------------------
General Electric
Capital Services,
3.36%, 9/19/05                                 15,000,000             14,931,400
--------------------------------------------------------------------------------
HSBC Finance Corp.,
3.35%, 9/16/05                                 35,000,000             34,850,181
--------------------------------------------------------------------------------
Prudential Funding
LLC, 3.39%, 9/22/05                            12,410,000             12,349,232
                                                                  --------------
                                                                     110,579,353

--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C,
3.53%, 8/4/05 2                                 9,355,000              9,355,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.
Revenue Bonds,
Signal International
LLC Project, Series
2004, 3.53%, 8/1/05 2                           1,300,000              1,300,000

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Mississippi Business
Finance Corp. Revenue
Bonds, Signal
International LLC
Project, Series 2004,
3.53%, 8/1/05 2                               $ 1,400,000         $    1,400,000
                                                                  --------------
                                                                       2,700,000

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Beaver Cnty., UT,
Environmental Facility
Revenue Bonds, BEST
Bio Fuels LLC Project,
Series 2003B, 3.81%,
8/1/05 2                                        3,465,000              3,465,000
--------------------------------------------------------------------------------
INSURANCE--5.8%
ING America
Insurance Holdings,
Inc.:
3.27%, 9/1/05                                   5,000,000              4,985,921
3.30%, 9/7/05                                  10,000,000              9,966,083
3.35%, 9/13/05                                 10,000,000              9,959,986
3.515%, 10/13/05                                1,400,000              1,390,021
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6, 3.428%,
8/15/05 2,3                                    17,500,000             17,500,000
--------------------------------------------------------------------------------
Jackson National
Life Insurance Co.,
3.35%, 8/1/05 2                                 2,000,000              2,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
3.428%, 8/15/05 2,3                            18,000,000             18,000,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
3.37%, 8/1/05 2                                22,000,000             22,000,000
--------------------------------------------------------------------------------
Security Life of
Denver Insurance
Co., 3.58%, 8/23/05 2                          20,000,000             20,000,000
--------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.,
3.44%, 8/1/05 2,3                              10,000,000             10,000,000
                                                                  --------------
                                                                     115,802,011


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
LEASING & FACTORING--2.9%
American Honda
Finance Corp.,
3.16%, 8/10/05                                $ 20,600,00         $   20,583,726
--------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
3.25%, 8/9/05                                  22,800,000             22,783,533
3.36%, 9/22/05                                 15,000,000             14,927,200
                                                                  --------------
                                                                      58,294,459

--------------------------------------------------------------------------------
METALS & MINING--0.4%
AL Industrial
Development
Authority Revenue
Bonds, Simcala, Inc.
Project, Series 1995,
3.53%, 8/4/05 2                                 5,825,000              5,825,000
--------------------------------------------------------------------------------
Wheland Foundry
LLC, Series 2003,
3.58%, 8/4/05 2                                 2,970,000              2,970,000
                                                                  --------------
                                                                       8,795,000

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--9.9%
K2 (USA) LLC:
3.30%, 9/13/05 1                                5,000,000              4,980,292
3.38%, 8/22/05 2,4                             10,000,000              9,998,586
3.45%, 9/30/05 1                               10,000,000              9,942,500
3.45%, 10/5/05 1                               25,000,000             24,844,271
--------------------------------------------------------------------------------
LINKS Finance LLC:
3.38%, 9/21/05 1                               10,000,000              9,952,117
3.44%, 10/31/05 2,4                            25,000,000             24,998,140
3.58%, 10/27/05 1                              10,000,000              9,913,483
--------------------------------------------------------------------------------
Parkland (USA) LLC,
3.389%, 8/18/05 2,4                             5,000,000              4,999,767
--------------------------------------------------------------------------------
RACERS Trust, Series
2004-6-MM, 3.438%,
8/22/05 2                                      15,000,000             15,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
3.16%, 8/9/05 1                                 7,854,000              7,848,450
3.17%, 8/4/05 1                                18,000,000             17,995,245
3.338%, 12/15/05 2,4                           22,100,000             22,097,621
3.338%, 12/16/05 2,4                           10,000,000              9,998,871
--------------------------------------------------------------------------------
Steamboat Funding Corp.,
3.36%, 8/10/05 1                                9,400,000              9,392,105

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Wind Master Trust
Nts., Series 2005-I-1,
3.46%, 8/25/05 2,3                            $15,000,000         $   15,000,000
                                                                  --------------
                                                                     196,961,448
                                                                  --------------
Total Short-Term Notes
(Cost $1,297,627,472)                                              1,297,627,472
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $1,982,991,201)                                99.8%         1,982,991,201
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                    0.2              4,806,731
                                              ----------------------------------
NET ASSETS                                          100.0%        $1,987,797,932
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS
THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE.
OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $553,728,051, or 27.86% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $100,500,000, which represents 5.06% of the Fund's net assets. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $72,092,985 or 3.63% of the Fund's net assets as of July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES July 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,982,991,201)--see accompanying statement of investments    $1,982,991,201
--------------------------------------------------------------------------------------------------------
Cash                                                                                           6,788,081
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   4,829,888
Interest                                                                                       2,396,953
Other                                                                                            109,374
                                                                                          --------------
Total assets                                                                               1,997,115,497

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               6,252,481
Dividends                                                                                      2,041,064
Directors' compensation                                                                          403,537
Transfer and shareholder servicing agent fees                                                    308,632
Shareholder communications                                                                       212,275
Other                                                                                             99,576
                                                                                          --------------
Total liabilities                                                                              9,317,565

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,987,797,932
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                      $  198,767,818
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,788,975,365
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      54,749
                                                                                          --------------
NET ASSETS                                                                                $1,987,797,932
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,962,574,499
and 1,962,455,390 shares of capital stock outstanding)                                    $         1.00
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$25,223,433 and 25,222,789 shares of capital stock outstanding)                           $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended July 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 45,677,102

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

Management fees                                                       7,781,528
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               3,513,181
Class Y                                                                  19,797
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 486,250
Class Y                                                                      10
--------------------------------------------------------------------------------
Directors' compensation                                                  49,537
--------------------------------------------------------------------------------
Custodian fees and expenses                                              29,458
--------------------------------------------------------------------------------
Other                                                                   234,265
                                                                   -------------
Total expenses                                                       12,114,026
Less reduction to custodian expenses                                     (8,011)
                                                                   -------------
Net expenses                                                         12,106,015

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                33,571,087

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                         54,749

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 33,625,836
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                2005                2004
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                   $    33,571,087     $     7,787,211
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                54,749               2,788
                                                                        ------------------------------------
Net increase in net assets resulting from operations                         33,625,836           7,789,999

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                     (33,138,180)         (7,787,211)
Class Y                                                                        (435,695)                 --

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                     165,474,199        (158,321,330)
Class Y                                                                      25,222,789                  --

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                   190,748,949        (158,318,542)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,797,048,983       1,955,367,525
                                                                        ------------------------------------
End of period                                                           $ 1,987,797,932     $ 1,797,048,983
                                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

CLASS A YEAR ENDED JULY 31,                               2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations-net
investment income and net realized gain                    .02 1          -- 2         .01           .02           .05
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.02)           -- 2        (.01)         (.02)         (.05)
Distributions from net realized gain                        --            --            -- 2          -- 2          --
                                                   ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.02)           -- 2        (.01)         (.02)         (.05)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            1.80%         0.43%         0.84%         1.88%         5.32%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 1,962,575   $ 1,797,049   $ 1,955,368   $ 2,093,484   $ 2,128,047
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 1,856,740   $ 1,808,266   $ 2,014,466   $ 2,005,530   $ 1,968,128
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.78%         0.43%         0.83%         1.88%         5.14%
Total expenses                                            0.65%         0.73%         0.72%         0.79%         0.68%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5        0.72%          N/A 5        0.63%          N/A 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

CLASS Y PERIOD ENDED JULY 31,                                                        2005 1
---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $   1.00
---------------------------------------------------------------------------------------------
Income from investment operations-net investment income and net realized gain           .02 2
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.02)
Distributions from net realized gain                                                     --
                                                                                   ----------
Total dividends and/or distributions to shareholders                                   (.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $   1.00
                                                                                   ==========

---------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                                         1.85%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                           $ 25,223
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                  $ 22,892
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.05%
Total expenses                                                                         0.52%
Expenses after payments and waivers and reduction to custodian expenses                 N/A 5

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.



        UNDISTRIBUTED NET     UNDISTRIBUTED      ACCUMULATED LOSS
        INVESTMENT INCOME     LONG-TERM GAIN     CARRYFORWARD 1,2
        ---------------------------------------------------------
        $2,337,177                       $--                  $--

1. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their


                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                     REDUCTION TO           REDUCTION TO
                     ACCUMULATED         ACCUMULATED NET
                     NET INVESTMENT        REALIZED GAIN
                     LOSS                 ON INVESTMENTS
                     -----------------------------------
                     $  2,788                   $  2,788

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

                                      YEAR ENDED        YEAR ENDED
                                   JULY 31, 2005     JULY 31, 2004
        ----------------------------------------------------------
        Distributions paid from:
        Ordinary income            $  33,573,875       $ 7,787,211

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2005, the Fund's projected benefit obligations were decreased by $316 and payments of $25,939 were made to retired directors, resulting in an accumulated liability of $356,235 as of July 31, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized six billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                       YEAR ENDED JULY 31, 2005 1                  YEAR ENDED JULY 31, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
CLASS A
Sold                           2,901,110,299      $ 2,901,110,299        2,854,348,310      $ 2,854,348,310
Dividends and/or
distributions reinvested          30,377,215           30,377,215            7,233,743            7,233,743
Redeemed                      (2,766,013,315)      (2,766,013,315)      (3,019,903,383)      (3,019,903,383)
                              ------------------------------------------------------------------------------
Net increase (decrease)          165,474,199      $   165,474,199         (158,321,330)     $  (158,321,330)
                              ==============================================================================

------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                              62,684,594      $    62,684,594                   --      $            --
Dividends and/or
distributions reinvested             392,058              392,058                   --                   --
Redeemed                         (37,853,863)         (37,853,863)                  --                   --
                              ------------------------------------------------------------------------------
Net increase                      25,222,789      $    25,222,789                   --      $            --
                              ==============================================================================

1. For the year ended July 31, 2005 for Class A shares and for the period from August 27, 2004 (inception of offering) to July 31, 2005 for Class Y shares.

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.


                    22 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $3,565,951 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                   CLASS A
                   CONTINGENT
                   DEFERRED SALES
                   CHARGES RETAINED
YEAR ENDED         BY DISTRIBUTOR
-----------------------------------
July 31, 2005      $7,312

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION Continued

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 13, 2005


                    25 | OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    26 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    27 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's money market investment team and analysts. Ms. Wolf and Mr. Weiss are primarily responsible for the day-to-day management of the Fund's investments. Ms. Wolf has been a manager of the Fund's portfolio since November 1998 and has been a Senior Vice President of the Manager since June 2000. She is an officer of other portfolios in the OppenheimerFunds complex. Mr. Weiss has been a manager of the Fund's portfolio since July 2001 and has been a Vice President


                    28 | OPPENHEIMER MONEY MARKET FUND, INC.

of the Manager since July 2001. He is also an officer of other portfolios in the OppenheimerFunds complex. Ms. Wolf has had over 20 years of experience and Mr. Weiss has had over five years of experience managing money market investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board considered that the Fund's one-year, three-year, five-year and ten-year performance were slightly below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other money market funds and other funds with comparable asset levels and distribution features. The Board considered that the Fund's management fees and total expenses are higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced any recent asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and the


                    29 | OPPENHEIMER MONEY MARKET FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

independent Directors. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                    30 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE       BY DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR

INDEPENDENT DIRECTORS              THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY,
                                   CENTENNIAL, CO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, UNTIL
                                   HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

Clayton K. Yeutter,                Director of American Commercial Lines (barge company) (since January 2005); Attorney
Chairman of the Board of           at Hogan & Hartson (law firm) (since June 1993); Director of Danielson Holding Corp.
Directors (since 2003);            (waste-to-energy company) (since 2002); Director of Weyerhaeuser Corp. (1999-April
Director (since 1993)              2004); Director of Caterpillar, Inc. (1993-December 2002); Director of ConAgra Foods
Age: 74                            (1993-2001); Director of Texas Instruments (1993-2001);  Director of FMC Corporation
                                   (1993-2001).  Oversees 25  portfolios  in the OppenheimerFunds complex.

Matthew P. Fink,                   Trustee of the Committee for Economic Development (policy research foundation)
Director (since 2005)              (since 2005); Director of ICI Education Foundation (education) (since October
Age 64                             1991); President of the Investment Company Institute (trade associatiion) (1991-
                                   2004); Director of ICI Mutual Insurance Company (insurance) (1991-2004).
                                   Oversees 12 portfolios in the OppenheimerFunds complex.

Robert G. Galli,                   A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Director (since 1993)              OppenheimerFunds complex.
Age: 71

Phillip A. Griffiths,              Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
Director (since 2002)              2001); Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew W.
Age: 66                            Mellon Foundation (since 2001); Member of the National Academy of Sciences
                                   (since 1979); Member of the American Philosophical Society (since 1996); Council on Foreign Relations (since 2002); Director of the Institute for Advanced Study
                                   (1991-2004); Director of Bankers Trust New York Corporation (1994-1999).
                                   Oversees 25 portfolios in the OppenheimerFunds complex.

Mary F. Miller,                    Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Director (since 2004)              Senior Vice President and General Auditor of American Express Company (financial
Age: 62                            services company) (July 1998-February 2003). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

Joel W. Motley,                    Director Columbia Equity Financial Corp. (privately-held financial adviser) (since
Director (since 2002)              2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser)
Age: 53                            (since January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

Kenneth A. Randall,                Director of Dominion Resources, Inc. (electric utility holding company) (since
Director (since 1987)              February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                            trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                   Mutual Casualty Company, American Motorists Insurance Company and American
                                   Manufacturers Mutual Insurance Company; Former President and Chief Executive
                                   Officer of The Conference Board, Inc. (international economic and business research). Oversees 25 portfolios in the OppenheimerFunds complex.



                    31 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

Russell S. Reynolds, Jr.,          Chairman of The Directorship Search Group, Inc. (corporate governance consulting and
Director (since 1989)              executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 73                            educational organization); Former Trustee of The Historical Society of the Town of
                                   Greenwich.  Oversees  25  portfolios  in  the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR AND OFFICER    THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
                                   LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                                   INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

John V. Murphy,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Director             (since September 2000) of the Manager; President and Director or Trustee of
(since 2001)                       other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
Age: 55                            ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
                                   Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                   Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                   (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                   of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                   Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
                                   Program (charitable trust program established by the Manager) (since July 2001);
                                   Director of the following investment advisory subsidiaries of the Manager: OFI
                                   Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                   Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                   (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                   Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                   Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                   Chief Operating Officer of the Manager (September 2000-June 2001); President and
                                   Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                   Insurance Company (September 1999-August 2000); President, Chief Executive
                                   Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                   Oversees 67 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO
                                   WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008,
                                   FOR MESSRS. VANDEHEY, WEISS AND WIXTED AND MS. WOLF, 6803 S. TUCSON WAY,
                                   CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                                   OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

Barry D. Weiss,                    Vice President of the Manager (since July 2001) and of HarbourView Asset
Vice President (since 2001)        Management Corporation (since June 2003); an officer of 6 portfolios in the
Age:  40                           OppenheimerFunds complex. Formerly Assistant Vice President and Senior Credit
                                   Analyst of the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, Fitch IBCA Inc.
                                   (April 1998 - February 2000).


                    32 | OPPENHEIMER MONEY MARKET FUND, INC.

Carol E. Wolf,                     Senior Vice President of the Manager (since June 2000) and of HarbourView Asset
Vice President  (since 1988)       Management Corporation (since June 2003); an officer of 6 portfolios in the
Age:  52                           OppenheimerFunds complex. Formerly Vice President of the Manager (June 1990 - June
                                   2000).

Mark S. Vandehey,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief           Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer (since 2004)    Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President
Age: 54                            and Director of Internal Audit of the Manager (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer (since 1999)             of the following: HarbourView Asset Management Corporation, Shareholder
Age: 44                            Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                                   Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
                                   1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                   International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                   Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                   Legacy Program (charitable trust program established by the Manager) (since June
                                   2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset Management Corporation (March
                                   1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                   Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                   Services Division (March 1995-March 1999). An officer of 87 portfolios in the
                                   OppenheimerFunds complex.

Robert G. Zack,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2001)             of the Manager; General Counsel and Director of the Distributor (since December
Age: 56                            2001); General Counsel of Centennial Asset Management Corporation (since December
                                   2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                   of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the
                                   OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



                    33 | OPPENHEIMER MONEY MARKET FUND, INC.


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2005 and $38,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $142,059 in fiscal 2005 and $29,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of Forms 5500, and tax consultations on foreign withholding taxes and certain investment transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $147,059 in fiscal 2005 and $35,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendrations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: September 13, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: September 13, 2005